Cover	Aug. 06, 2021
Cover [Abstract]
Entity Registrant Name	Viking Energy Group, Inc.
Entity Central Index Key	0001102432
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 06, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-29219
Entity Tax Identification Number	98-0199508
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false